Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 11 — ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Salary and welfare payable	247,113	285,195
VAT and other taxes payables	112,917	114,114
Interest payable	22,029	21,398
Contract liabilities	162,120	219,933
Other accrued expenses*	233,409	54,072
Total	777,588	694,712

*	Other accrued expenses included the return liabilities and warranty liabilities in relation to the revenue generated.

Failed sale and leaseback

In 2021 and 2022, the Company engaged in three sale and leaseback transactions involving the 2-year leasing of four pieces of machinery. These agreements provided the Company with an option to buy the machinery at the lease’s conclusion for RMB100, a price significantly below market value. Upon reviewing the value of the assets at the end of the lease term and comparing it to the nominal purchase price, management determined that it was highly likely the Company would exercise this purchase option. As a result, these transactions do not meet the criteria for sale and leaseback transactions and are instead treated as financing arrangements by the Company.

For the years ended December 31, 2025, 2024 and 2023, the interest related to the failed sale and leaseback was nil, nil and $9,371, respectively. There were no financing liabilities as of December 31, 2025 and 2024, respectively. All financing liabilities were fully paid off as of December 31, 2024.